COMMITMENTS AND CONTINGENCIES	12 Months Ended
Oct. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Operating Leases Commitment

The Company is a party to leases for office space. These lease agreements will expire through September 2024. Rent expense under all operating leases, included in operating expenses in the accompanying consolidated statements of operations and comprehensive (loss) income, amounted to approximately $316,000, $242,000 and $186,000 for the years ended October 31, 2022, 2021 and 2020, respectively.

Supplemental cash flow information related to leases for the years ended October 31, 2022, 2021 and 2020 is as follows:

	Years Ended October 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$231,421	$293,078	$141,445
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$174,824	$544,515	$378,719

The following table summarizes the lease term and discount rate for the Company’s operating lease as of October 31, 2022:

Operating Lease
Weighted average remaining lease term (in years)	1.59
Weighted average discount rate	4.75%

The following table summarizes the maturity of lease liabilities under operating lease as of October 31, 2022:

For the Year Ending October 31:	Operating Lease
2023	$90,800
2024	54,718
Thereafter	—
Total lease payments	145,518
Amount of lease payments representing interest	(5,341)
Total present value of operating lease liabilities	$140,177

Current portion	$90,800
Long-term portion	54,718
Total	$145,518

Variable Interest Entity Structure

In the opinion of the management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the VIE Agreements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of WFOE, VIE and VIE’s subsidiaries are in compliance with existing PRC laws and regulations in all material respects.

NOTE 15 – COMMITMENTS AND CONTINGENCIES (continued)

Variable Interest Entity Structure (continued)

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the VIE Agreements are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the VIE Agreements is remote based on current facts and circumstances.